MATERIAL ACCOUNTING POLICY INFORMATION (Details Narrative) - SGD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Convenience translation description	USD1 = SGD1.2859, as published in H.10 statistical release of the United States Federal Reserve Board.
Voting rights percent	20.00%
Increase decrease in warrant liability	$ 7,000	$ 24,000
Intellectual properties licenses [member]
IfrsStatementLineItems [Line Items]
Intangible assets, estimated useful lives	5 years
Computer software licenses [member]
IfrsStatementLineItems [Line Items]
Intangible assets, estimated useful lives	3 years